UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut       February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $155,886
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

----          -------------------               ------------------------------


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                                                          FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2     COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                      VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
 NAME OF ISSUER                  OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MGRS   SOLE   SHARED     NONE
 --------------                  --------      -----       --------  -------   ---  ----   ----------  ----   ----   ------     ----
 ACCO BRANDS CORP                COM           00081T108      980      40000   SH          SHARED      1,2,3           40000
 AMERIPRISE FINL INC             COM           03076C106   10,250     250000   SH          SHARED      1,2,3          250000
 AMYLIN PHARMACEUTICALS INC      COM           032346108   11,976     300000   SH          SHARED      1,2,3          300000
 ARQULE INC                      COM           04269E107    1,528     249600   SH          SHARED      1,2,3          249600
 AT&T INC                        COM           00206R102    1,469      60000   SH    PUT   SHARED      1,2,3           60000
 AWARE INC MASS                  COM           05453N100    1,470     330300   SH          SHARED      1,2,3          330300
 BARNES & NOBLE INC              COM           067774109   13,723     321600   SH          SHARED      1,2,3          321600
 BELLSOUTH CORP                  COM           079860102    1,355      50000   SH    PUT   SHARED      1,2,3           50000
 CAMECO CORP                     COM           13321L108   14,573     229900   SH          SHARED      1,2,3          229900
 CHESAPEAKE ENERGY CORP          COM           165167107    7,641     240800   SH          SHARED      1,2,3          240800
 CHESAPEAKE ENERGY CORP          COM           165167107    1,587      50000   SH    CALL  SHARED      1,2,3           50000
 CITIGROUP INC                   COM           172967101      558      11500   SH    PUT   SHARED      1,2,3           11500
 DOW CHEM CO                     COM           260543103      876      20000   SH    PUT   SHARED      1,2,3           20000
 EASTMAN KODAK CO                COM           277461109    1,170      50000   SH    PUT   SHARED      1,2,3           50000
 FEDERAL NATL MTG ASSN           COM           313586109    1,464      30000   SH    PUT   SHARED      1,2,3           30000
 FREESCALE SEMICONDUCTOR INC     COM CL A      35687M107   12,595     500000   SH          SHARED      1,2,3          500000
 FULL HOUSE RESORTS INC          COM           359678109    1,617     521500   SH          SHARED      1,2,3          521500
 ITT EDUCATIONAL SERVICES INC    COM           45068B109    7,389     125000   SH          SHARED      1,2,3          125000
 JP MORGAN CHASE & CO            COM           46625H100    1,985      50000   SH    PUT   SHARED      1,2,3           50000
 LIBERTY GLOBAL INC              COM SER A     530555101    5,175     230000   SH          SHARED      1,2,3          230000
 LIBERTY GLOBAL INc              COM SER C     530555309    4,876     230000   SH          SHARED      1,2,3          230000
 MITCHAM INDS INC                COM           606501104    3,232     185000   SH          SHARED      1,2,3          185000
 MOTIVE INC                      COM           61980V107      927     300000   SH          SHARED      1,2,3          300000
 NOVELL INC                      COM           670006105    2,649     300000   SH          SHARED      1,2,3          300000
 PENN NATL GAMING INC            COM           707569109   16,475     500000   SH          SHARED      1,2,3          500000
 PINNACLE ENTMT INC              COM           723456109   15,921     644300   SH          SHARED      1,2,3          644300
 QLT INC                         COM           746927102      287      45102   SH          SHARED      1,2,3           45102
 RITE AID CORP                   COM           767754104    1,844     530000   SH    CALL  SHARED      1,2,3          530000
 RITE AID CORP                   COM           767754104    4,176    1200000   SH          SHARED      1,2,3         1200000
 VERIZON COMMUNICATIONS          COM           92343V104    1,355      45000   SH    PUT   SHARED      1,2,3           45000
 WACHOVIA CORP 2ND NEW           COM           929903102    1,586      30000   SH    PUT   SHARED      1,2,3           30000
 XM SATELLITE RADIO HLDGS INC    CL A          983759101      546      20000   SH    PUT   SHARED      1,2,3           20000
 ZHONE TECHNOLOGIES INC NEW      COM           98950P108    2,633    1241786   SH          SHARED      1,2,3         1241786


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